                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_];  Amendment Number:
                                                ------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Brown & Partners LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all informa-tion contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher C. Grisanti
Title: Principal
Phone: (212) 218-5300

Signature, Place, and Date of Signing:


/s/ Christopher C. Grisanti    New York, New York   November 10, 2008
----------------------------      [City, State]           [Date]
        [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total:   $974732
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Grisanti Brown & Partners LLC
Form 13F Information Table
9/30/08

                                                                                                       Voting Authority
                                  Title                Value   Shares/   Sh/ Put/ Invstmt  Other   -----------------------
       Name of Issuer            of Class    CUSIP   (x$1000)  Prn Amt   Prn Call Dscretn Managers     Sole    Shared None
--------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             com        002824100     115        2000  SH        Sole                  2000
ACE LTD                         com        H0023R105     200        3700  SH        Sole                  3700
ALLSTATE CORP                   com        020002101     171        3708  SH        Sole                  3708
ALTRIA GROUP, INC               com        02209S103     343       17300  SH        Sole                 17300
AMDOCS LTD.                     com        G02602103      11         400  SH        Sole                   400
APPLE INC                       com        037833100      80         700  SH        Sole                   700
AT&T CORP.                      com        00206R102    1011       36200  SH        Sole                 36200
BANK OF AMERICA CORP            com        060505104      74        2100  SH        Sole                  2100
BOEING CO                       com        097023105   68685     1197640  SH        Sole               1197640
BP AMOCO PLC SPONS ADR          spon adr   055622104     131        2619  SH        Sole                  2619
CALPINE CORP COM                com        131347304   38419     2955330  SH        Sole               2955330
CARNIVAL CORP                   paired ctf 143658300   44936     1271170  SH        Sole               1271170
CHEVRON CORP                    com        166764100      60         724  SH        Sole                   724
CHUBB CORP                      com        171232101     461        8400  SH        Sole                  8400
CIGNA CORP                      com        125509109     389       11450  SH        Sole                 11450
CISCO SYSTEMS INC               com        17275R102   45365     2010870  SH        Sole               2010870
CITIGROUP INC                   com        172967101       0       0.996  SH        Sole                 0.996
COCA COLA CO                    com        191216100     711       13450  SH        Sole                 13450
COMCAST CORP CL A               com        20030n101   58077     2958606  SH        Sole               2958606
COMCAST CORP CL A SPL           com        20030N200     683       34610  SH        Sole                 34610
DOVER CORP                      com        260003108      41        1000  SH        Sole                  1000
DU PONT EI DE NEMOURS           com        263534109      58        1428  SH        Sole                  1428
DUKE ENERGY CORP                com        26441c105      35        2000  SH        Sole                  2000
DYNEGY INC-CL A                 com        26817G102     308       86000  SH        Sole                 86000
EMERSON ELEC CO COM             com        291011104     204        5000  SH        Sole                  5000
ENERGIZER HOLDINGS INC          com        29266r108   38006      471825  SH        Sole                471825
EXIDE TECHNOLOGIES              com new    302051206     267       36200  SH        Sole                 36200
EXXON MOBIL CORPORATION         com        30231G102     911       11727  SH        Sole                 11727
FISERV INC                      com        337738108   43711      923735  SH        Sole                923735
FLEXTRONICS INTL LTD USD        com        y2573f102     184       26000  SH        Sole                 26000
FNB CORP COM                    com        302520101      54        3348  SH        Sole                  3348
FOSTER WHEELER LTD              com        g36535139   40315     1116443  SH        Sole               1116443
GENERAL ELEC CO                 com        369604103     807       31650  SH        Sole                 31650
GLOBAL CROSSING LTD             com        G3921A175     196       12900  SH        Sole                 12900
HEWLETT-PACKARD                 com        428236103   83043     1795916  SH        Sole               1795916
HONEYWELL INTL                  com        438516106   32416      780167  SH        Sole                780167
INGERSOLL RAND                  com        g4776g101   54499     1748453  SH        Sole               1748453
INTL BUSINESS MACHINES CORP     com        459200101     561        4800  SH        Sole                  4800
JOHNSON & JOHNSON               com        478160104     859       12400  SH        Sole                 12400
JPMORGAN CHASE                  com        46625H100     174        3730  SH        Sole                  3730
KBR INC                         com        48242w106     884       57900  SH        Sole                 57900
KIMBERLY CLARK CORP COM         com        494368103     253        3900  SH        Sole                  3900
KRAFT FOODS CL A                com        50075N104      45        1384  SH        Sole                  1384
LABORATORY CRP OF AMER HLDGS    com        50540r409     226        3250  SH        Sole                  3250
LEVEL 3 COMMUNICATIONS INC      com        52729N100     409      151400  SH        Sole                151400
MARRIOTT INTL-CL A              com        571903202   40074     1535990  SH        Sole               1535990
MERCK & CO INC                  com        589331107     508       16100  SH        Sole                 16100
MICRON TECHNOLOGY               com        595112103      94       23100  SH        Sole                 23100
MICROSOFT CORP                  com        594918104   69859     2617410  SH        Sole               2617410
MILLICOM INTL CELLULAR SHS NEW  com        L6388F110     181        2632  SH        Sole                  2632
NORTEL NETWORKS NEW COM         com        656568508       1         566  SH        Sole                   566
PATRIOT COAL CORP               com        70336t104      27         944  SH        Sole                   944
PEABODY ENERGY CORP             com        704549104     212        4720  SH        Sole                  4720
PENN VIRGINIA RESOURCE PARTN    com        707884102      99        6000  SH        Sole                  6000
PFIZER INC                      com        717081103      37        2000  SH        Sole                  2000
PHILIP MORRIS INTERNATIONAL INC com        718172109     832       17300  SH        Sole                 17300
PROCTER & GAMBLE                unit ser 1 742718109     599        8600  SH        Sole                  8600
SCHWAB (CHARLES) CORP           com        808513105   71720     2758480  SH        Sole               2758480
SEARS HOLDINGS CORP             com        812350106      91         971  SH        Sole                   971
SHERWIN WILLIAMS                com        824348106   35923      628460  SH        Sole                628460
SLM CORPORATION                 com        78442p106      37        2975  SH        Sole                  2975
SMURFIT-STONE CONTAINER CORP    com        832727101     243       51700  SH        Sole                 51700
TARGET CORP COM                 com        87612e106   61245     1248625  SH        Sole               1248625
THE MOSAIC CO                   com        61945A107      24         350  SH        Sole                   350
TIME WARNER INC                 com        887317105   47600 3630824.996  SH        Sole           3630824.996
U.S. BANCORP                    com        902973304      54        1500  SH        Sole                  1500

Grisanti Brown & Partners LLC
Form 13F Information Table
9/30/08

                                                                                                       Voting Authority
                                  Title                Value   Shares/   Sh/ Put/ Invstmt  Other   -----------------------
       Name of Issuer            of Class    CUSIP   (x$1000)  Prn Amt   Prn Call Dscretn Managers     Sole    Shared None
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES STEEL CORP        com        912909108     241        3100  SH        Sole                  3100
WALT DISNEY CO                  com        254687106      94        3050  SH        Sole                  3050
WELLPOINT HEALTH NETWORKS INC   com        94973v107   43740      935215  SH        Sole                935215
WESTMORELAND COAL CO            com        960878106     123        7800  SH        Sole                  7800
WILLIAMS COS  INC               com        969457100   42604     1801441  SH        Sole               1801441
WYETH                           com        983024100      37        1000  SH        Sole                  1000
YRC WORLDWIDE INC               com        984249102      47        3900  SH        Sole                  3900

TOTAL VALUE                                           974732